UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-07888

Limited Term Tax-Exempt Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: July 31

Date of reporting period: October 31, 2010

Courtney R. Taylor
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Limited Term Tax-Exempt Bond Fund of AmericaSM
Investment portfolio

October 31, 2010
unaudited

Bonds & notes — 92.86%	Principal amount (000)	Value (000)

ALABAMA — 0.48%
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International Paper Co. Projects),
Series 2003-A, 5.00% 2013	$1,000	$1,065
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	7,000	7,840
Public School and College Auth., Capital Improvement Ref. Bonds, Series 2009-A, 5.00% 2015	2,000	2,318
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Bonds, Series 2008-A, 5.25% 2017	1,160	1,292
Board of Trustees of the University of Alabama, University of Alabama at Birmingham Hospital Rev. Bonds,
Series 2006-A, 5.00% 2015	500	552
		13,067

ALASKA — 0.27%
Housing Fin. Corp., Home Mortgage Rev. Bonds, Series 2006-C, AMT, National insured, 5.50% 2037	1,800	1,874
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2001, 5.375% 2021 (preref. 2011)	3,310	3,398
Student Loan Corp., Capital Project Rev. Bonds, Series 2004-A, National insured, 4.00% 2011	1,000	1,016
Student Loan Corp., Education Loan Rev. Bonds, Series 2006-A-2, AMT, 5.00% 2016	1,000	1,088
		7,376

ARIZONA — 2.49%
Pollution Control Corp. of the County of Cochise, Solid Waste Disposal Rev. Bonds (Arizona Electric Power
Cooperative, Inc. Project), Series 1994-A, AMT, 1.24% 20241	2,800	2,800
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2018	1,135	1,275
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-A, 1.28% 2042 (put 2015)1	4,000	3,625
Health Facs. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2007-B, 1.13% 2042 (put 2015)1	4,000	3,648
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2016	1,900	2,119
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2017	3,000	3,345
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2018	500	558
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 4.125% 2015	1,000	1,071
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-A, 5.00% 2016	2,000	2,230
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-A, 5.00% 2016	2,400	2,676
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	8,500	9,285
Maricopa County Community College Dist., G.O. Bonds (Project of 2004), Series 2009-C, 5.00% 2018	3,500	4,198
Industrial Dev. Auth. of the County of Mohave, Correctional Facs. Contract Rev. Bonds (Mohave Prison, LLC Project),
Series 2004-A, XLCA insured, 5.00% 2011 (escrowed to maturity)	1,345	1,372
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2019	1,000	1,143
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2018	1,000	1,224
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2018	2,300	2,730
Industrial Dev. Auth. of the City of Phoenix and the County of Pima, Single-family Mortgage Rev. Bonds,
Series 2006-3A, AMT, 5.25% 2038	415	439
Industrial Dev. Authorities of the City of Phoenix and the County of Maricopa, Single-family Mortgage Rev. Bonds,
Series 2007-A-2, AMT, 5.80% 2040	795	812
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2012	1,250	1,275
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2013	1,000	1,019
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2015	1,250	1,270
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2016	1,500	1,715
School Facs. Board, Certs. of Part., Series 2008, 5.50% 2017	3,000	3,464
School Facs. Board, Ref. Certs. of Part., Series 2005-A-1, FGIC-National insured, 5.00% 2015	5,000	5,649
School Facs. Board, State School Improvement Rev. Ref. Bonds, Series 2005, 5.00% 2015	2,000	2,317
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	2,000	2,229
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2019	3,770	4,336
		67,824

CALIFORNIA — 9.78%
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House),
Series 2010, 4.00% 2016	1,500	1,515
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds (San Diego Hospital Assn.),
Series 2001-A, 6.125% 2020	7,630	7,742
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Certs. of Part. (Episcopal Homes Foundation),
Series 1998, 5.125% 2013	1,000	1,002
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes Obligated Group,
Rev. Bonds (Redwood Senior Homes and Services), Series 2002, 5.50% 2012	1,070	1,087
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds (Alameda County Tobacco
Asset Securitization Corp.), Series 2002, 4.75% 2019	445	438
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.15% 2012	485	496
City of Cathedral City, Cove Improvement Dist. No. 2004-02, Limited Obligation Improvement Bonds, 4.40% 2014	695	718
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2016	800	914
Central Valley Fncg. Auth., Cogeneration Project Rev. Ref. Bonds (Carson Ice-Gen Project), Series 2009, 5.00% 2017	1,130	1,294
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2016	1,000	1,154
Sacramento Cogeneration Auth., Cogeneration Project Rev. Ref. Bonds (Procter & Gamble Project), Series 2009, 5.00% 2017	1,000	1,156
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.75% 2018	5,170	6,244
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.80% 2019	3,000	3,641
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2021	1,000	1,045
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,570	1,690
Econ. Recovery Bonds, Ref. Series 2009-A, 5.00% 2019	3,000	3,514
Econ. Recovery Bonds, Ref. Series 2009-B, 5.00% 2023 (put 2014)	11,250	12,692
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	1,000	1,123
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (preref. 2011)	80	82
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-H, 4.45% 2026 (put 2011)	920	943
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2004-I, 4.95% 2026 (put 2014)	1,000	1,090
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,500	1,586
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	1,175	1,242
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.25% 2016	500	578
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 5.50% 2017	500	586
Health Facs. Fncg. Auth., Rev. Bonds (Providence Health & Services), Series 2008-C, 6.00% 2018	600	728
Health Facs. Fncg. Auth., Rev. Bonds (St. Joseph Health System), Series 2009-B, 5.00% 2015	4,260	4,787
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	7,500	8,536
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Bonds (San Juan Mobile Estates), Series 2006-A, 5.00% 2016	1,255	1,294
City of Long Beach, Harbor Rev. Bonds, Series 2002-B, AMT, National insured, 5.25% 2013	1,045	1,148
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2016	8,430	9,983
City of Long Beach, Harbor Rev. Ref. Bonds, Series 1998-A, AMT, FGIC-National insured, 6.00% 2019	3,500	4,148
City of Long Beach, Harbor Rev. Ref. Bonds, Series 2005-A, AMT, National insured, 5.00% 2022	1,300	1,349
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2006-D, AMT, National insured, 5.00% 2020	3,100	3,288
City of Los Angeles Harbor Dept., Rev. Ref. Bonds, Series 2006-A, AMT, National insured, 5.00% 2014	1,370	1,534
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds,
Series 2003-A, Subseries A-1, National insured, 5.00% 2015	2,500	2,777
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2002-A, FGIC-National insured, 6.00% 2021	3,000	3,862
City of Los Angeles, Wastewater System Rev. Bonds, Ref. Series 2009-A, 5.00% 2018	2,500	2,967
County of Los Angeles, Metropolitan Transportation Auth., Proposition A, Sales Tax Rev. Ref. Bonds,
Series 2009-A, 5.00% 2017	5,000	5,965
County of Los Angeles, Metropolitan Transportation Auth., Proposition C, Sales Tax Rev. Ref. Bonds,
Series 2009-B, 5.00% 2017	2,500	2,972
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,872
Dept. of Airports of the City of Los Angeles, Ontario International Airport, Rev. Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,575	1,756
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2016	1,570	1,801
Los Angeles State Building Auth., Lease Rev. Ref. Bonds (State of California Dept. of General Services Lease),
Series 1993-A, National insured, 5.625% 2011	1,180	1,206
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds, Series 2009-I, 5.00% 2020	3,500	4,015
Morongo Band of Mission Indians, Enterprise Rev. Bonds, Series 2008-B, 5.50% 2018	1,730	1,651
City of Newport Beach, Rev. Bonds (Hoag Memorial Hospital Presbyterian), Series 2009-D, 5.00% 2038 (put 2013)	2,000	2,170
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, 0.794% 20171	2,500	2,146
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2019	1,000	1,167
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,277
Northern California Power Agcy., Hydroelectric Project Number One Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	1,000	1,120
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2011	1,000	1,037
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2012	2,000	2,118
Port of Oakland, Rev. Ref. Bonds, Series 2007-A, AMT, National insured, 5.00% 2015	2,220	2,442
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2016	1,000	1,130
Port of Oakland, Rev. Ref. Bonds, Series 2007-C, National insured, 5.00% 2017	1,900	2,155
Pollution Control Fncg. Auth., Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-A, AMT, National insured, 5.35% 2016	8,000	8,251
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2003-A, AMT, 5.00% 2038 (put 2013)	7,000	7,404
Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2005-A, AMT, 4.70% 2025 (put 2012)	4,250	4,387
Regional Airports Improvement Corp., Facs. Lease Rev. Ref. Bonds (LAXFUEL Corp., Los Angeles International Airport),
Issue of 2005, AMT, Assured Guaranty Municipal insured, 5.00% 2014	1,020	1,116
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2017	6,000	6,574
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.00% 2017	8,500	10,008
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	2,500	2,944
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.50% 2019 (put 2012)	2,000	2,159
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Notes,
Series 2008-A, AMT, 6.75% 2019 (put 2011)	3,300	3,401
City and County of San Francisco Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds,
Series 2010-C-E, 5.00% 2020	1,250	1,450
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2016	2,500	2,734
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.00% 2014	4,380	4,812
City of San Jose, Airport Rev. Bonds, Series 2007-A, AMT, AMBAC insured, 5.50% 2020	7,820	8,539
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2016	2,420	2,608
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2016	1,000	1,074
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Ref.
Series 2009-A, 5.00% 2019	2,500	2,979
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2010, 5.375% 2020	2,730	2,807
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2004-I, 3.45% 2035 (put 2011)	1,000	1,015
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2016	3,750	4,212
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,232
Statewide Communities Dev. Auth., Rev. Bonds (Proposition 1A Receivables Program), Series 2009, 5.00% 2013	5,000	5,454
Statewide Communities Dev. Auth., Rev. Bonds (Redlands Community Hospital),
Series 2005-A, RADIAN insured, 5.00% 2014	1,300	1,371
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2013	1,750	1,902
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2004, 5.50% 2014	1,975	2,192
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC-UCI East Campus Apartments, Phase II),
Series 2008, 5.00% 2018	2,500	2,761
Tobacco Securitization Auth., Tobacco Settlement Asset-backed Bonds (San Diego County Tobacco Asset Securitization Corp.),
Series 2001-A, 5.25% 2027 (preref. 2012)	4,105	4,422
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2017	2,000	2,286
Val Verde Unified School Dist., Certs. of Part. (Ref. and School Construction Project),
Series 2005-B, FGIC-National insured, 5.00% 2014	1,000	1,067
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-F-3, 5.00% 2021	1,500	1,689
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2005-G-4, 5.00% 2016	1,000	1,162
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2017	9,500	11,095
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-L, 5.00% 2019	5,000	5,855
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-M, 4.00% 2019	2,500	2,739
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2010-M, 5.00% 2016	1,000	1,162
		265,836

COLORADO — 2.00%
Arapahoe County, Ref. Certs. of Part. (Sheriff/Coroner Building and Centrepoint Plaza),
Series 2006, AMBAC insured, 5.00% 2015	2,000	2,303
City and County of Denver, Airport System Rev. Bonds, Series 2006-B, AMT, FGIC-National insured, 5.00% 2015	1,000	1,124
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2013	2,000	2,218
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4, Subseries 2008-A1, AMT, 5.25% 2015	5,300	6,056
City and County of Denver, Airport System Rev. Bonds, Series 2008-A1-4,
Subseries 2008-A2-A4, AMT, 5.25% 2032 (put 2011)	5,000	5,116
City and County of Denver, Airport System Rev. Bonds, Series 2010-A, 5.00% 2021	3,000	3,386
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2002-E, AMT, FGIC-National insured, 5.00% 2012	1,500	1,612
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2012 (escrowed to maturity)	4,000	4,346
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.00% 2015	1,420	1,542
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-B, 5.00% 2039 (put 2014)	3,200	3,414
Health Facs. Auth., Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2002, 5.00% 2011	1,100	1,130
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015	440	490
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-F, 5.00% 2015 (escrowed to maturity)	980	1,158
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.25% 2014	1,810	1,916
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-2, 4.00% 2040 (put 2015)	1,000	1,097
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-C-8, 4.10% 2036 (put 2011)	5,000	5,165
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series D-3, 5.50% 2038 (put 2015)	3,500	4,091
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2002-B, 5.25% 2011	1,005	1,022
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2010	500	501
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2014	1,320	1,392
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2015	1,145	1,210
Housing and Fin. Auth., Single-family Program Bonds, Series 1998-D-3, 6.125% 2023	280	307
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 5.75% 2018	480	527
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2015	1,170	1,227
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.00% 2018	1,750	2,077
		54,427

CONNECTICUT — 0.62%
G.O. Bonds, Series 2007-C, 5.00% 2016	2,500	2,969
Higher Education Supplemental Loan Auth., Rev. Bonds (Connecticut Family Education Loan Program),
Series 2005-A, AMT, National insured, 4.20% 2014	730	784
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2018	2,500	2,940
Special Tax Obligation Ref. Bonds, Transportation Infrastructure Purposes, Series 2009-1, 5.00% 2019	8,550	10,054
		16,747

DELAWARE — 0.38%
Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (Delmarva Power & Light Co. Project),
Series 2001-C, AMBAC insured, 4.90% 2026 (put 2011)	2,000	2,018
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2007-D-1, AMT, 5.60% 2039	2,360	2,540
Housing Auth., Single-family Mortgage Rev. Bonds, Series 2009-A-1, 5.45% 2040	1,930	2,120
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2016	3,000	3,566
		10,244

DISTRICT OF COLUMBIA — 1.68%
Certs. of Part., Lease Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2013	2,000	2,082
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.25% 2014	1,000	1,105
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2016	2,500	2,833
Convention Center Auth., Dedicated Tax Rev. and Ref. Bonds, Series 2007-A, AMBAC insured, 5.00% 2018	5,000	5,534
Friendship Public Charter School, Inc. Issue Rev. Bonds, Series 2003, ACA insured, 5.00% 2012	1,000	1,025
G.O. Ref. Bonds, Series 2007-B, AMBAC insured, 5.00% 2017	6,000	6,939
G.O. Ref. Bonds, Series B, XLCA-Assured Guaranty Municipal insured, 5.25% 2020	2,000	2,364
University Rev. Bonds (Georgetown University Issue), Series 2001-B, 4.70% 2031 (put 2018)	8,500	9,359
Housing Fin. Agcy., Capital Program Rev. Bonds (Housing Auth. Modernization Program),
Series 2005, Assured Guaranty Municipal insured, 5.00% 2014	1,785	1,976
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	4,000	4,742
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	3,000	3,560
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2007-B, AMT, AMBAC insured, 5.00% 2025	3,000	3,102
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2008-A, AMT, 5.50% 2017	1,000	1,177
		45,798

FLORIDA — 10.31%
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2015	1,000	1,129
Broward County, Airport System Rev. Ref. Bonds, Series 2009-O, 5.00% 2016	1,000	1,138
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2016	1,000	1,161
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2008-A-1, 5.00% 2011	3,000	3,075
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 5.50% 2017	10,035	10,997
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	7,000	7,531
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	4,250	4,596
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2012	2,000	2,084
Citizens Property Insurance Corp., High-Risk Account Secured Ref. Bonds, Series 2007-A, National insured, 5.00% 2013	2,000	2,106
City of Coral Gables, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group),
Series 2004, Assured Guaranty Municipal insured, 5.00% 2034 (preref. 2014)	1,000	1,151
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,000	3,446
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.00% 2017	2,510	2,644
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.125% 2020	1,270	1,316
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A, 5.25% 2012	1,535	1,664
Escambia County Housing Fin. Auth., Single-family Mortgage Rev. Bonds (Multi-County Program),
Series 2007-B, AMT, 4.70% 2039	2,055	2,057
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2002-B, AMT,
Assured Guaranty Municipal insured, 5.25% 2019	4,925	5,070
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2007-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,382
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,282
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-A, AMT, 6.00% 2016	2,500	2,931
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2002-B, 5.00% 2010 (escrowed to maturity)	1,000	1,002
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013 (escrowed to maturity)	155	175
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014 (escrowed to maturity)	145	167
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015 (escrowed to maturity)	30	35
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2013	1,095	1,213
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2005-B, 5.00% 2014	1,025	1,158
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-G, 5.00% 2015	970	1,096
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2016	3,085	3,295
Hillsborough County Aviation Auth., Tampa International Airport, Rev. Ref. Bonds,
Series 2003-D, AMT, National insured, 5.25% 2018	2,000	2,098
Hillsborough County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital Project),
Series 2003-A, 5.00% 2012	2,195	2,318
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2002, 5.10% 2013	2,350	2,482
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2006, AMBAC insured, 5.00% 2034 (put 2012)	6,275	6,544
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	4,000	4,560
School Board of Hillsborough County, Master Lease Program, Series 2006-B, National insured, 5.00% 2015	2,000	2,254
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	1,250	1,360
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.35% 2016	725	729
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 4.45% 2017	680	685
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2007-6, AMT, 5.75% 2037	2,245	2,452
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2009-2, 5.50% 2041	995	1,100
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2006-A, 5.25% 2012	1,000	1,055
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2013	2,000	2,138
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	13,500	14,654
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	1,900	2,090
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	3,000	3,305
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series A, National insured, 5.00% 2011	2,000	2,049
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2018	7,585	8,126
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2021	1,830	1,893
Jacksonville Aviation Auth., Rev. Bonds, Series 2006, AMT, AMBAC insured, 5.00% 2023	1,935	1,978
City of Lakeland, Retirement Community First Mortgage Rev. and Ref. Bonds (Carpenter’s Home Estates, Inc. Project),
Series 2008, 5.875% 2019	1,000	1,041
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	2,040	2,033
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	4,245	4,208
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	2,455	2,417
Lee County, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2016	2,535	2,812
Lee County, Solid Waste System Rev. Bonds, Series 2006-A, AMT, AMBAC insured, 5.00% 2015	2,260	2,469
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2017	4,990	5,722
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2019	2,500	2,874
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue), Series 2008-A, 5.25% 2020	2,270	2,474
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2018	3,760	4,254
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2021	2,250	2,478
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-A, 5.75% 2022	1,500	1,704
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.50% 2018	3,580	4,164
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Bonds, Series 2009-B, 5.75% 2021	2,000	2,298
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2003-E, AMT, National insured, 5.375% 2017	6,075	6,829
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2013	3,560	3,873
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2005-B, AMT, XLCA insured, 5.00% 2018	2,700	2,863
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds,
Series 2009-A, Assured Guaranty insured, 3.50% 2013	1,000	1,048
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B, 5.00% 2017	2,500	2,914
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.25% 2017	3,000	3,527
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2017	1,140	1,273
School Board of Miami-Dade County, Certs. of Part., Series 2008-A, AMBAC insured, 5.00% 2017	5,000	5,581
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2017	2,500	2,901
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2018	4,650	5,399
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009, 5.25% 2020	2,430	2,817
Municipal Power Agcy., Stanton Project Rev. Ref. Bonds, Series 2008, 5.125% 2017	5,000	5,842
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2017	3,455	3,892
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	3,500	3,995
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2009-B, 5.00% 2023	1,250	1,404
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2019	1,500	1,777
Palm Beach County, Public Improvement Rev. Ref. Bonds (Convention Center Project),
Series 2004, FGIC-National insured, 5.00% 2030 (put 2011)	1,500	1,553
State Board of Education, Capital Outlay Ref. Bonds, Series 2005-B, 5.00% 2017	5,000	5,671
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2008-A, 5.00% 2017	3,435	4,093
State Board of Education, Lottery Rev. Ref. Bonds, Series 2010-E, 5.00% 2016	3,000	3,500
State Board of Education, Public Education Capital Outlay Bonds, Series 2007-D, 5.00% 2020	3,500	4,056
State Board of Education, Public Education Capital Outlay Bonds, Series 2008-A, 5.00% 2014	1,000	1,135
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2016	1,410	1,631
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2017	1,500	1,688
City of Tampa, Health System Rev. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2018	5,000	5,615
Dept. of Transportation, Turnpike Rev. Bonds, Series 2007-A, National insured, 5.00% 2016	5,000	5,869
Dept. of Transportation, Turnpike Rev. Bonds, Series 2009-A, 5.00% 2017	2,650	3,109
Dept. of Transportation, Turnpike Rev. Bonds, Series 2010-B, 5.00% 2016	4,825	5,664
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	3,000	3,542
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	2,000	2,237
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	2,000	2,329
		280,346

GEORGIA — 3.04%
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2004, Assured Guaranty Municipal insured, 5.00% 2012	2,000	2,150
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 4.95% 2048 (put 2011)	5,000	5,084
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Second Series 2008, 5.05% 2048 (put 2012)	1,350	1,412
DeKalb County Hospital Auth., Rev. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 5.25% 2020	8,750	9,111
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project), Series 2007, 5.00% 2014	1,215	1,201
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2013	2,000	2,116
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2015	1,525	1,631
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2016	4,470	4,786
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	1,500	1,589
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2020	5,000	5,224
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.125% 2015	190	205
Metropolitan Atlanta Rapid Transit Auth., Sales Tax Rev. Bonds (Third Indenture Series), Ref.
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,752
Municipal Electric Auth., Project One Bonds, Series 1998-A, National insured, 5.25% 2013	1,000	1,090
Municipal Electric Auth., Project One Bonds, Series 2008-D, 5.75% 2019	16,000	19,189
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2017	5,000	5,632
Public Gas Partners, Inc., Gas Project Rev. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2018	10,930	12,268
Savannah Econ. Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2003-A, 5.10% 2014	1,000	1,087
State Road & Tollway Auth., Federal Highway Grant Anticipation Rev. Bonds, Series 2009-A, 5.00% 2019	3,500	4,133
		82,660

GUAM — 0.08%
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2014	1,000	1,041
Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2016	1,000	1,035
		2,076

HAWAII — 0.94%
Airports System Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	8,080	8,926
G.O. Bonds, Series CM, FGIC-Assured Guaranty Municipal insured, 6.50% 2016	3,000	3,810
G.O. Bonds, Series DQ, 5.00% 2016	2,045	2,416
G.O. Ref. Bonds, Series 2009-DT, 5.00% 2016	3,000	3,568
G.O. Bonds, Series DQ, 5.00% 2016 (escrowed to maturity)	455	543
Harbor System Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.25% 2016	1,000	1,134
City and County of Honolulu, G.O. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2019	1,000	1,157
City and County of Honolulu, G.O. Bonds, Series 2007-B, Assured Guaranty Municipal insured, 5.25% 2016	2,000	2,401
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2016	450	478
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2017	450	475
Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.), Series 2010-B, 5.00% 2018	500	524
		25,432

IDAHO — 0.34%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2009-A, 5.00% 2020	3,000	3,457
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-C-2, AMT, 5.25% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-E-3, AMT, 5.125% 2011	20	20
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-H, AMT, 4.65% 2012	45	46
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 1998-I-2, AMT, 4.70% 2012	30	30
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2001-E, Class III, AMT, 5.40% 2021	250	252
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2002-F, Class III, AMT, 4.875% 2023	945	952
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-C, Class III, AMT, 4.50% 2023	640	644
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2003-E, Class III, AMT, 5.15% 2023	550	560
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2006-G, Class III, AMT, 4.60% 2028	1,460	1,450
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-B, Class III, AMT, 4.60% 2028	830	825
Housing and Fin. Assn., Single-family Mortgage Bonds, Series 2007-C, Class III, AMT, 4.75% 2028	1,055	1,061
		9,317

ILLINOIS — 7.12%
Build Bonds (Sales Tax Rev. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	2,390	2,880
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2015	2,500	2,853
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2016	1,000	1,150
Build Bonds (Sales Tax Rev. Bonds), Series June 2010, 5.00% 2020	1,000	1,147
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	507	501
Village of Cary, McHenry County, Special Service Area Number Two, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.40% 2016	672	658
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5307
Guideway Modernization Formula Funds), Assured Guaranty insured, 5.00% 2019	5,500	6,063
Chicago Transit Auth., Capital Grant Receipts Rev. Bonds (Federal Transit Administration Section 5309
Guideway Modernization Formula Funds), Series 2008-A, 5.25% 2017	3,000	3,481
City of Chicago, Chicago Midway Airport, Rev. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	1,000	1,104
City of Chicago, G.O. Bonds (Modern Schools Across Chicago Program), Series 2007-I, AMBAC insured, 5.00% 2015	2,940	3,378
City of Chicago, G.O. Bonds, Project and Ref. Series 2007-C, National insured, 5.00% 2018	2,000	2,301
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,255
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	1,500	1,679
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2005-B, National insured, 5.25% 2016	3,000	3,410
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2016	1,250	1,392
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.25% 2019	1,000	1,107
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2022	3,000	3,372
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2014	4,500	5,043
Chicago Housing Auth., Capital Program Rev. Ref. Bonds, Series 2006, Assured Guaranty Municipal insured, 5.00% 2016	5,000	5,754
County of Cook, G.O. Ref. Bonds, Series 2009-A, 5.00% 2016	2,500	2,873
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-A, FGIC-National insured, 5.50% 2018	7,720	9,173
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Ref. Bonds,
Series 1999, Assured Guaranty Municipal insured, 5.75% 2017	5,000	5,980
Dev. Fin. Auth., Gas Supply Rev. Ref. Bonds (Peoples Gas Light and Coke Co. Project),
Series 2003-E, AMT, AMBAC insured, 4.875% 2038 (put 2018)	5,000	5,133
Educational Facs. Auth., Rev. Bonds (Art Institute of Chicago), Series 2000-A, 4.25% 2034 (put 2014)	1,430	1,510
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2009-A, 5.25% 2019	1,400	1,634
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	1,400	1,584
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.05% 2036 (put 2011)	4,000	4,089
Fin. Auth., Charter School Rev. Project and Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2014	725	753
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-A-3, 3.875% 2030 (put 2012)	1,500	1,536
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.25% 2016	1,000	1,146
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 5.50% 2018	1,000	1,161
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2010-D, 5.00% 2019	1,000	1,121
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2003-A, 4.375% 2022 (put 2014)	940	995
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2017	2,180	2,468
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2018	2,230	2,520
Fin. Auth., Rev. Bonds (Central DuPage Health), Series 2009, 5.00% 2019	2,185	2,465
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-A, 5.00% 2018	3,000	3,374
Fin. Auth., Rev. Bonds (Northwestern Memorial Hospital), Series 2009-B, 5.00% 2017	2,130	2,403
Fin. Auth., Rev. Bonds (Provena Health), Series 2010-A, 5.50% 2017	2,500	2,641
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.00% 2017	2,500	2,974
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2019	2,500	3,037
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2005-C, XLCA insured, 3.50% 2027 (put 2011)1	2,700	2,716
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2016	2,665	2,826
Fin. Auth., Rev. Ref. Bonds (NorthShore University HealthSystem), Series 2010, 5.00% 2021	1,765	1,939
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2017	2,500	2,851
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-A, 5.00% 2018	7,500	8,527
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2015	2,000	2,092
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2016	4,295	4,488
G.O. Bonds, Illinois FIRST, Series of August 2001, National insured, 5.50% 2017	4,575	5,146
G.O. Ref. Bonds, Series of February 2010, 5.00% 2022	5,000	5,278
G.O. Ref. Bonds, Series of June 2006, 5.00% 2015	7,750	8,503
Health Facs. Auth., Rev. Bonds (Advocate Health Care Network), Series 2000, 6.125% 2011 (preref. 2010)	1,000	1,003
Health Facs. Auth., Rev. Bonds (Centegra Health System), Series 1998, 5.25% 2018	1,000	1,001
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2012	1,000	1,031
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2013	1,000	1,055
Village of Hodgkins, Cook County, Tax Increment Rev. Ref. Bonds, Series 2005, 5.00% 2014	2,150	2,301
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	875	931
Housing Dev. Auth., Housing Bonds, Series G, 4.15% 2014	805	865
Housing Dev. Auth., Housing Bonds, Series K, 4.20% 2014	135	145
Housing Dev. Auth., Housing Bonds, Series K, 4.25% 2015	140	151
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,165	1,243
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2017	3,000	3,491
State Toll Highway Auth., Toll Highway Priority Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2014	2,000	2,242
State Toll Highway Auth., Toll Highway Priority Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 5.50% 2015	9,825	11,454
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2019	3,000	3,381
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,272
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2014	2,000	2,219
Board of Trustees of the University of Illinois, Certs. of Part. (Academic Facs. Projects),
Series 2006-A, AMBAC insured, 5.00% 2015	2,315	2,617
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2014	1,630	1,809
		193,675

INDIANA — 3.06%
City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project), Series 2007, 5.00% 2016	1,320	1,399
Fin. Auth., Hospital Rev. Bonds (Parkview Health System Obligated Group), Series 2009-A, 5.00% 2017	1,640	1,782
Fin. Auth., State Revolving Fund Program Bonds, Series 2005-A, 5.25% 2018	3,000	3,593
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2018	3,545	4,187
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2012	1,650	1,714
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2014	1,060	1,140
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2015	1,500	1,629
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2016	1,090	1,180
Health and Educational Fac. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group),
Series 2006-B-7, 4.10% 2046 (put 2016)	2,000	2,195
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011	1,420	1,488
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2005-A-5, 5.00% 2027 (put 2013)	3,000	3,301
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity Obligated Group), Series 1999-D, 5.50% 2011	1,965	1,983
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), 5.50% 2011 (escrowed to maturity)	220	232
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2012	1,195	1,254
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2017	1,000	1,187
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2018	1,000	1,191
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2019	1,000	1,190
Indianapolis Airport Auth., Special Fac. Rev. Ref. Bonds (Federal Express Corp. Project), Series 2004, AMT, 5.10% 2017	20,545	22,210
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2016	2,000	2,204
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2022	7,500	7,702
Indianapolis Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project),
Series 2006-F, AMT, AMBAC insured, 5.00% 2023	2,500	2,555
Indianapolis Local Public Improvement Bond Bank, Ref. Bonds, Series 2009-B, 5.00% 2017	3,000	3,515
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	4,000	4,496
Jasper County, Demand Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	2,000	2,266
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1994-B, National insured, 5.20% 2013	1,000	1,067
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	2,000	2,253
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2017	2,250	2,683
State Revolving Fund Program Bonds, Series 2001-A, 5.50% 2011	1,500	1,559
		83,155

IOWA — 0.20%
City of Altoona, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2008, 5.00% 2015	1,000	1,102
Coralville, Annual Appropriation Urban Renewal Tax Increment Rev. Bonds, Series 2007-C, 5.00% 2015	1,195	1,328
Fin. Auth., Demand Health Facs. Rev. Bonds, Series 2009-F, 5.00% 2039 (put 2012)	1,000	1,069
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	850	924
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2014 (preref. 2011)	1,000	1,040
		5,463

KANSAS — 0.27%
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2020	1,150	1,312
Dev. Fin. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2009-D, 5.00% 2022	1,750	1,915
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.125% 2016	1,270	1,256
City of Olathe, Health Facs. Rev. Bonds (Olathe Medical Center), Series 2008-A, 4.125% 2037 (put 2013)	2,850	2,935
		7,418

KENTUCKY — 0.87%
Asset/Liability Commission, Project Notes, Federal Highway Trust Fund, Series 2007-1, National insured, 5.00% 2015	2,500	2,902
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2015	2,000	2,265
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2017	2,000	2,284
Econ. Dev. Fin. Auth., Hospital Rev. Bond (Baptist Healthcare System Obligated Group), Series 2009-A, 5.00% 2018	2,250	2,564
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 87), FGIC-National insured, 5.00% 2018	3,000	3,427
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds (Project No. 90), 5.00% 2018	2,500	2,906
State Property and Buildings Commission, Rev. Bonds (Project No. 89), Assured Guaranty Municipal insured, 5.00% 2018	2,500	2,941
State Property and Buildings Commission, Road Fund Rev. Bonds (Project No. 94), 5.00% 2018	3,630	4,232
		23,521

LOUISIANA — 1.17%
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	2,500	2,677
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2018	5,000	5,291
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted - 202 Elderly Projects),
Series 2006-A, 4.75% 2031	3,575	3,587
Military Dept., Custodial Receipts, 5.00% 2014	870	962
Military Dept., Custodial Receipts, 5.00% 2015	1,725	1,928
Parish of Morehouse, Pollution Control Rev. Ref. Bonds (International Paper Co. Project), Series 2001-A, 5.25% 2013	2,000	2,124
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2015	2,005	2,244
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2016	1,000	1,127
Office Facs. Corp., Lease Rev. Ref. Bonds (Capitol Complex Program), Series 2009, 5.00% 2017	1,125	1,275
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2015	3,000	3,294
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 5.00% 2016	2,000	2,179
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	1,250	1,442
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	3,685	3,727
		31,857

MAINE — 0.06%
Municipal Bond Bank, Transportation Infrastructure Rev. Bonds (TransCap Program), Series 2009-A, 5.00% 2015	1,435	1,678

MARYLAND — 0.46%
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	805	819
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds,
Series 2006-F, AMT, 6.00% 2039	1,675	1,791
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2011	1,775	1,827
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,530	1,661
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.30% 2011	285	290
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.40% 2015	1,275	1,357
Transportation Auth., Grant and Rev. Anticipation Bonds, Series 2008, 5.00% 2014	2,750	3,130
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016	680	744
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series A, 5.00% 2016 (preref. 2013)	820	907
		12,526

MASSACHUSETTS — 1.29%
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2015	1,000	1,108
Dev. Fin. Agcy., Rev. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2015	1,915	2,127
Educational Fncg. Auth., Education Loan Rev. Bonds, Issue I, Series 2009, 5.25% 2016	2,000	2,218
Federal Highway Grant Anticipation Notes, Series 1998-A, 5.50% 2013	1,000	1,144
G.O. Ref. Bonds, Series 2008-A, 5.00% 2014	3,000	3,450
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue), Series 2009-K-2, 5.00% 2039 (put 2015)	2,300	2,536
Health and Educational Facs. Auth., Rev. Bonds (CareGroup Issue), Series 2008-E-2, 5.00% 2017	5,000	5,415
Health and Educational Facs. Auth., Rev. Bonds (Northeastern University Issue), Series 2008-T-2, 4.10% 2037 (put 2012)	1,350	1,404
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2012	1,500	1,598
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-B, 5.25% 2015	2,500	2,957
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.25% 2014	3,000	3,463
Massachusetts Bay Transportation Auth., Sales Tax Bonds, Series 2004-C, 5.50% 2018	3,000	3,699
Port Auth., Special Facs. Rev. Bonds (BOSFUEL Project), Series 2007, AMT, FGIC-National insured, 5.00% 2015	1,000	1,098
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	2,580	2,949
		35,166

MICHIGAN — 3.54%
Certs. of Part. (New Center Dev. Inc.), Series 2004-A, National insured, 5.00% 2031 (put 2011)	1,000	1,021
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds (Unlimited Tax G.O.),
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,500	4,778
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,774
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,000	2,275
Higher Education Student Loan Auth., Student Loan Rev. Bonds, Series XVII-Q, AMT, AMBAC insured, 4.75% 2017	5,500	5,733
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2015	2,000	2,176
Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (Henry Ford Health System), Series 2009, 5.50% 2017	1,000	1,109
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Hospital),
Series 1984-A, AMBAC insured, 6.00% 2011 (escrowed to maturity)	1,250	1,309
Hospital Fin. Auth., Rev. and Ref. Bonds (McLaren Health Care), Series 2008-A, 5.25% 2016	3,000	3,377
Hospital Fin. Auth., Rev. and Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	4,000	4,868
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	2,000	2,298
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2003-C, 5.00% 2013	2,000	2,155
Municipal Bond Auth., Local Government Loan Program Rev. Bonds, Series 2007-B, AMBAC insured, 5.00% 2015	1,000	1,058
Municipal Bond Auth., State Revolving Fund and Clean Water Revolving Fund Rev. Bonds, Ref. Series 2002, 5.50% 2015	3,315	3,947
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	6,000	7,025
City of Royal Oak Hospital Fin. Auth., Hospital Rev. and Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 6.25% 2014	5,200	5,868
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2020	2,400	2,510
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2011	1,395	1,423
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2013	1,040	1,104
City of Saginaw Hospital Fin. Auth., Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2004-G, 5.00% 2017	1,000	1,039
State Building Auth., Rev. and Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	6,500	7,679
State Hospital Fin. Auth., Project Rev. and Ref. Bonds (Ascension Health Senior Credit Group), Series 2010-B, 5.00% 2019	2,000	2,284
Strategic Fund, Exempt Facs. Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.20% 2027 (put 2013)	2,500	2,528
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	7,000	7,925
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 5.125% 2022	4,450	4,138
Charter County of Wayne, Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2002-D, AMT, FGIC-National insured, 5.25% 2011	2,530	2,605
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2008-A, AMT, Assured Guaranty insured, 5.25% 2018	1,745	1,897
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2014	1,050	1,197
Board of Governors of Wayne State University, General Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	3,235	3,772
Board of Trustees of Western Michigan University, General Rev. Ref. Bonds,
Series 2009, Assured Guaranty insured, 3.00% 2011	1,305	1,336
		96,208

MINNESOTA — 0.56%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2006-I, AMT, 5.75% 2038	2,445	2,556
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2007-L, AMT, 5.50% 2048	2,450	2,613
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2010-D, AMT, 5.00% 2018	1,960	2,151
Minneapolis-St. Paul Metropolitan Airports Commission, Airport Rev. Bonds,
Series 2005-B, AMT, AMBAC insured, 5.00% 2015	5,000	5,510
Housing and Redev. Auth. of St. Paul and Minneapolis, Health Care Fac. Rev. Bonds, Series 2003, 5.25% 2010	1,050	1,053
Regents of the University of Minnesota, G.O. Bonds, Series 2009-C, 5.00% 2018	1,000	1,200
		15,083

MISSISSIPPI — 0.29%
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	7,085	7,972

MISSOURI — 1.01%
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds (Southeast Missouri Hospital Assn.),
Series 2007, 5.00% 2016	1,000	1,059
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, CIFG insured, 4.00% 2026	1,000	771
Health and Educational Facs. Auth., Rev. Bonds (SSM Health Care), Series 2002-A, 5.00% 2011	4,005	4,111
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2014	1,300	1,383
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2015	1,365	1,463
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2016	1,440	1,535
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2007-A, 5.00% 2017	1,510	1,600
Highways and Transportation Commission, Ref. State Road Bonds, Series 2006, 5.00% 2018	2,700	3,233
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2015	2,240	2,345
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2016	2,300	2,378
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Bonds (John Knox Village Obligated Group),
Series 2007-A, 5.00% 2017	2,420	2,477
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2003-A, Assured Guaranty Municipal insured, 5.25% 2012	1,000	1,066
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2007-B, AMT, Assured Guaranty Municipal insured, 5.00% 2015	1,260	1,381
Public Building Corp. of the City of Springfield, Leasehold Rev. Improvement Bonds (Springfield-Branson National
Airport Terminal Project), Series 2006-B, AMT, AMBAC insured, 5.00% 2015	2,480	2,773
		27,575

MONTANA — 0.05%
Board of Housing, Single-family Mortgage Bonds, Series 2006-B, AMT, 5.50% 2037	1,230	1,299

NEBRASKA — 0.44%
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. and Ref. Bonds (Methodist Health System),
Series 2008, 5.50% 2018	5,260	5,747
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-C, AMT, 5.50% 2036	560	573
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2006-D, AMT, 5.50% 2036	1,095	1,162
Omaha Airport Auth., Airport Facs. Rev. Ref. Bonds, Series 2001, Assured Guaranty Municipal insured, 5.50% 2012	1,155	1,165
Public Power Dist., General Rev. Bonds, Series 2005-B-1, FGIC-National insured, 5.00% 2015	2,875	3,276
		11,923

NEVADA — 2.26%
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2015	2,500	2,900
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2005-C,
Assured Guaranty Municipal insured, 5.00% 2018	2,000	2,266
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2017	2,500	2,927
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	1,000	1,113
Clark County School Dist., G.O. (Limited Tax) School Bonds, Series 2006-C, National insured, 5.00% 2016	5,295	6,188
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2009-B, 5.00% 2016	2,660	3,110
Clark County, Airport System Rev. Bonds, Series 2007-A-1, AMT, AMBAC insured, 5.00% 2016	1,500	1,662
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2021	1,500	1,675
Clark County, Airport System Rev. Notes, Series 2010-E-2, 5.00% 2012	1,000	1,058
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2022	2,000	2,067
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2023	1,000	1,026
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2007-A-1, AMT, AMBAC insured, 5.00% 2024	2,000	2,035
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds,
Series 2007, AMBAC insured, 5.00% 2020	3,500	3,865
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,502
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2005-A, 5.00% 2015	2,500	2,854
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Ref. Bonds, Series 2008-C, 5.00% 2018	3,320	3,861
City of Henderson, Local Improvement Dist. No. T-14 (Anthem Master Planned Community),
Limited Obligation Ref. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2016	1,905	2,096
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2003, National insured, 5.00% 2013	2,000	2,234
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2017	4,000	4,647
Housing Division, Single-family Mortgage Bonds, Series 1998-B-1, 5.20% 2011	15	15
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 4.50% 2012	3,625	3,727
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2011	3,450	3,505
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2018	1,000	1,167
Rural Housing Auth., Single-family Mortgage Rev. Bonds (Mortgage-backed Securities Program),
Series 2007-B, AMT, 5.70% 2041	1,915	2,066
		61,566

NEW HAMPSHIRE — 0.21%
Higher Educational and Health Facs. Auth., Hospital Rev. Bonds (Concord Hospital Issue),
Series 1996, AMBAC insured, 5.875% 2016	5,605	5,624

NEW JERSEY — 2.87%
Certs. of Part., Series 2004-A, 5.00% 2015	2,000	2,198
Certs. of Part., Series 2008-A, 5.00% 2015	1,500	1,688
Certs. of Part., Series 2008-A, 5.00% 2018	1,000	1,129
Econ. Dev. Auth., School Facs. Construction Ref. Bonds, Series 2010-DD-1, 5.00% 2017	5,000	5,775
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2017	2,500	2,872
Educational Facs. Auth., Rider University Issue Rev. Bonds, Series 2002-A, RADIAN insured, 5.25% 2012	1,795	1,894
Health Care Facs. Fncg. Auth., Rev. and Ref. Bonds, Saint Clare’s Hospital, Inc. Issue,
Series 2004-B, National insured, 5.25% 2013 (escrowed to maturity)	4,315	4,820
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2016	2,500	2,768
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	3,500	3,872
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 4.00% 2013	2,000	2,106
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2010-2, 5.00% 2017	2,000	2,205
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.25% 2019	2,320	2,583
Rutgers State University, G.O. Bonds (State University of New Jersey), Series 2009-F, 5.00% 2019	1,000	1,194
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2003, 6.125% 2024 (preref. 2013)	3,505	3,619
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2007-1A, 4.50% 2023	9,655	9,070
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2014	8,000	8,871
Transportation Trust Fund Auth., Transportation System Bonds, Current Interest Bonds, Series 2006-A, 5.50% 2021	4,070	4,718
Transportation Trust Fund Auth., Transportation System Bonds, Series 1999-A, 5.75% 2017	5,000	5,966
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2016	2,500	2,893
Transportation Trust Fund Auth., Transportation System Bonds, Series 2003-B-2, 5.00% 2017	2,500	2,893
Transportation Trust Fund Auth., Transportation System Bonds, Series 2004-B, FGIC-National insured, 5.25% 2013	4,410	4,981
		78,115

NEW MEXICO — 0.21%
Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2018	2,000	2,392
Fin. Auth., State Transportation Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	1,000	1,196
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-B-2, Class I, 5.65% 2039	975	1,084
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	995	1,106
		5,778

NEW YORK — 6.67%
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.25% 2017	1,500	1,611
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2012	1,000	1,057
City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Bonds (St. Peter’s Hospital of the City of Albany Project),
Series 2008-A, 5.50% 2013	1,100	1,177
Dormitory Auth., City University System, Consolidated Fifth General Resolution Rev. Bonds, Series 2008-B, 5.00% 2017	4,550	5,287
Dormitory Auth., Lease Rev. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	4,455	4,916
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2009-A-1, 5.50% 2018	2,500	2,981
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2019	3,000	3,476
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Bonds, Series 2010-A, 5.00% 2021	2,500	2,842
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Bonds, Series 2010-A, 5.00% 2018	2,000	2,217
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds, Series 2005, RADIAN insured, 5.00% 2012	1,175	1,231
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2016	5,000	5,832
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2020	2,000	2,318
Dormitory Auth., Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
Series 2002-B, 5.25% 2023 (put 2012)	5,000	5,327
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,500	4,558
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2009-A, 5.00% 2017	2,500	2,959
Environmental Facs. Corp., State Personal Income Tax Rev. Bonds (Environment), Series 2009-A, 5.25% 2018	2,500	3,013
Local Government Assistance Corp., Ref. Bonds (Public Benefit Corp.), Series 2003-A-5/6, 5.00% 2017	2,500	2,960
Long Island Power Auth., Electric System General Rev. Bonds, Series 2006-E, 5.00% 2017	2,500	2,855
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2020	4,005	4,615
Long Island Power Auth., Electric System General Rev. Bonds, Series 2009-A, 5.25% 2021	2,000	2,267
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2018	500	589
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.50% 2017	5,000	5,971
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, National insured, 5.75% 2017	1,500	1,802
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2003-B, FGIC-National insured, 5.25% 2020	5,500	6,443
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	8,500	9,657
City of New York, G.O. Bonds, Fiscal 2004 Series I, 4.50% 2012	3,000	3,200
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2014	5,000	5,683
City of New York, G.O. Bonds, Fiscal 2011 Series B, 5.00% 2015	3,500	4,046
City of New York, Tax-Exempt Bonds, Subseries H-1, 5.00% 2016	2,000	2,313
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.70% 2015	615	653
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2007-B-1, AMT, 4.75% 2016	635	674
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2014	1,000	1,085
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2015	2,485	2,726
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2016	7,025	7,736
New York City Industrial Dev. Agcy., Special Fac. Rev. Bonds (Terminal One Group Assn., LP Project),
Series 2005, AMT, 5.50% 2024	2,000	2,082
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	2,500	2,966
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series FF-1, 5.00% 2018	2,000	2,373
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-4, 5.00% 2018	2,545	2,930
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.00% 2017	2,500	2,870
New York City Transitional Fin. Auth., Future Tax Secured Ref. Bonds, Series 2003-A, 5.50%/14.00% 20262	2,000	2,094
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2009 Series A, 5.00% 2017	2,500	2,970
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.00% 2017	2,000	2,265
New York City, Health and Hospitals Corp., Health System Bonds, Series 2008-A, 5.50% 2019	4,000	4,600
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2017	2,565	2,931
New York City, Health and Hospitals Corp., Health System Bonds, Series 2010-A, 5.00% 2021	1,500	1,671
State Thruway Auth., Local Highway and Bridge Service Contract Bonds, Series 2009, 5.00% 2017	10,000	11,675
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2005-B, AMBAC insured, 5.00% 2019	1,580	1,794
State Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2009-A-1, 5.00% 2018	4,000	4,737
State Thruway Auth., State Personal Income Tax Rev. Bonds (Transportation), Series 2009-A, 5.00% 2016	1,250	1,458
Triborough Bridge and Tunnel Auth., General Rev. Bonds, Series 2008-B, 5.00% 2025 (put 2013)	3,000	3,326
Triborough Bridge and Tunnel Auth., General Rev. Ref. Bonds, Series 2002-B, 5.25% 2017	2,485	2,696
Urban Dev. Corp., Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
Series 2002-A, 5.00% 2017 (preref. 2011)	3,000	3,025
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-B, 5.00% 2017	2,500	2,913
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.00% 2015	2,500	2,850
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (Econ. Dev. and Housing), Series 2009-A-1, 5.00% 2017	1,000	1,186
		181,489

NORTH CAROLINA — 1.38%
Eastern Municipal Power Agcy., Power System Rev. Bonds, Ref. Series 2008-A, 5.00% 2016	2,000	2,285
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2011	1,000	1,007
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-A, 5.50% 2012	4,155	4,358
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-C, 5.125% 2014	2,000	2,156
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2014	2,900	3,255
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-F, 5.50% 2016	1,000	1,082
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2017	1,500	1,701
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2008-A, 5.25% 2017	3,000	3,499
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2020	2,000	2,319
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-A, 5.00% 2021	2,500	2,823
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Ref. Series 2010-B, 5.00% 2020	1,650	1,913
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012	860	906
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013	1,525	1,673
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2012 (escrowed to maturity)	1,640	1,736
Municipal Power Agcy. No. 1, Catawba Electric Rev. Bonds, Series A, 5.50% 2013 (escrowed to maturity)	725	801
Onslow County Hospital Auth., FHA insured Mortgage Rev. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2015	740	827
Raleigh-Durham Airport Auth., Airport Rev. Bonds, Series 2005-B, AMT, AMBAC insured, 5.00% 2015	2,835	3,164
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	1,590	1,892
		37,397

OHIO — 3.61%
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2006-A, 2.25% 2023 (put 2013)	4,000	3,945
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	7,500	8,295
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	3,375	3,772
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,500	1,694
Water Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2008-C, AMT, 7.25% 2032 (put 2012)	3,000	3,283
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,000	2,042
County of Allen, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2019	2,500	2,815
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2011	2,040	2,132
County of Lorain, Hospital Facs. Rev. Bonds (Catholic Healthcare Partners), Series 2002-A, 5.50% 2012	2,150	2,328
American Municipal Power - Ohio, Inc., Prairie State Energy Campus Project Rev. Bonds, Series 2008-A, 5.00% 2017	1,500	1,705
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.125% 2024	8,665	7,572
Building Auth., State Facs. Ref. Bonds (Administrative Building Fund Projects), Series 2010-C, 5.00% 2018	2,000	2,362
City of Cleveland, Airport System Rev. Bonds, Series A, Assured Guaranty insured, 5.25% 2019	5,000	5,695
City of Cleveland, Water Rev. Bonds, Series 2009-T, 5.00% 2018	3,620	4,256
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2013	1,260	1,314
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project), Series 2006-A, 5.00% 2014	1,250	1,317
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,974
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.60% 2037 (preref. 2012)	2,000	2,140
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-1, 3.75% 2025 (put 2013)	2,000	2,065
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,800	1,952
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2006-E, AMT, 5.375% 2037	1,705	1,791
Housing Fin. Agcy., Residential Mortgage Rev. Bonds, Series 2009-C, 4.50% 2039	930	991
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	2,250	2,467
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2017	1,375	1,479
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.00% 2018	1,195	1,278
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2018	6,350	6,817
Major New State Infrastructure Project Rev. Bonds, Series 2008-1, 5.75% 2019	1,000	1,213
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2013	2,125	2,281
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2014	1,000	1,092
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2016	1,815	1,996
Municipal Advisory Council, Beneficial Interest Ref. Certificates (Municipal Electric Generation Agcy.
Joint Venture 5 – OMEGA JV5), AMBAC insured, 5.00% 2015	2,290	2,508
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	2,500	2,875
Turnpike Rev. Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,888
Water Dev. Auth., Water Dev. Fresh Water Rev. Bonds, Series 2009-A, 5.00% 2013	1,635	1,848
		98,182

OKLAHOMA — 0.18%
Cherokee Nation, Health Care System Bonds, Series 2006, ACA insured, 4.10% 20113	500	512
Dev. Fin. Auth., Health System Rev. and Ref. Bonds (Obligated Group Consisting of INTEGRIS Baptist Medical Center, Inc.,
INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 2008-C, 5.00% 2018	1,000	1,127
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2009-B, 4.90% 2036	1,905	2,062
Tulsa County Industrial Auth., Health Care Rev. Bonds (Saint Francis Health System, Inc.), Series 2006, 5.00% 2015	1,000	1,126
		4,827

OREGON — 0.70%
Dept. of Administrative Services, Certs. of Part. (Tax-Exempt), Series 2009-A, 5.00% 2020	2,500	2,893
Dept. of Administrative Services, Ref. Certs. of Part., Series 2009-D, 5.00% 2018	2,530	2,998
Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2017	5,500	6,532
Facs. Auth., Rev. Ref. Bonds (Legacy Health System), Series 2010-A, 5.00% 2016	1,500	1,651
City of Portland, Sewer System Rev. Ref. Bonds, Series 2007-A, National insured, 5.00% 2015	2,500	2,907
Port of Portland, Portland International Airport Rev. Bonds, Subseries Twenty C, AMT, 5.00% 2017	1,000	1,105
Port of Portland, Portland International Airport Rev. Bonds, Subseries Twenty C, AMT, 5.00% 2021	1,000	1,063
		19,149

PENNSYLVANIA — 3.65%
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2017	4,500	5,142
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-A, 5.00% 2018	4,000	4,510
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2008-B, 5.00% 2018	3,250	3,683
Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-A, 5.00% 2017	2,000	2,285
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Bonds, Series 2010-E, 3.50% 2012	2,000	2,072
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2014	1,405	1,481
Redev. Auth. of Allegheny County, Tax Increment Fncg. Ref. Bonds (Waterfront Project), Series 2007-A, 4.25% 2016	1,540	1,595
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2008-C, AMT, 7.125% 2028 (put 2011)	4,300	4,435
Dauphin County General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2009-A, 5.25% 2017	2,500	2,746
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2004-A, 3.70% 2021 (put 2015)	4,900	5,021
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania),
Series 2005-A, AMBAC insured, 5.00% 2014	2,000	2,259
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,500	1,580
Higher Educational Facs. Auth., Rev. Bonds (State System of Higher Education), Series AJ, 5.00% 2017	5,000	5,878
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at
East Stroudsburg University of Pennsylvania), Series 2010, 5.25% 2019	1,300	1,404
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2002-74, AMT, 4.25% 2012	910	935
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2006-93-A, AMT, 5.75% 2037	1,210	1,314
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2016	5,500	6,452
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2017	1,500	1,773
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2010, 5.00% 2019	2,000	2,367
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement – Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.25% 2017	1,110	1,201
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement – Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2018	935	1,022
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement – Life Communities, Inc. Obligated Group), Series 2009-A-1, 5.50% 2019	975	1,062
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement – Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,755	2,989
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement – Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2016	2,570	2,759
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2017	1,500	1,775
City of Philadelphia, Airport Rev. Bonds, Series 2007-A, AMT, Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,108
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2018	2,500	2,978
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.75% 2019	3,000	3,601
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds (Children’s Hospital of Philadelphia Project),
Series 2007-A, 4.25% 2016	700	770
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds (Temple University Hospital),
Series 2007-B, 5.00% 2017	3,000	3,075
City of Pittsburgh, G.O. Ref. Bonds, Series 2008-A-1, 5.00% 2014	2,455	2,694
Health Care Facs. Auth. of Sayre, Rev. Bonds (Guthrie Health Issue), Series 2007, 0.849% 20171	7,225	6,672
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	1,000	1,114
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2039 (put 2013)	1,000	1,114
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2016	5,000	5,942
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2019	2,000	2,377
		99,185

PUERTO RICO — 0.87%
Electric Power Auth., Power Rev. Ref. Bonds, Series VV, 5.50% 2020	5,000	5,761
Government Dev. Bank, Series 2006-C, AMT, 5.25% 2015	1,000	1,066
Housing Fin. Auth., Capital Fund Modernization Program Bonds (Public Housing Projects), Series 2008, 5.50% 2017	3,930	4,489
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	1,000	1,078
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, 5.75% 2034 (put 2017)	5,500	6,171
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-2, AMBAC insured, 5.50% 2035 (put 2017)	2,500	2,769
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series N, 5.25% 2016	2,000	2,187
		23,521

RHODE ISLAND — 0.28%
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2015	2,635	2,942
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2011	2,000	2,039
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2014	1,250	1,364
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,378
		7,723

SOUTH CAROLINA — 0.95%
Jobs-Econ. Dev. Auth., Hospital Ref. and Improvement Rev. Bonds (Palmetto Health), Series 2009, 5.00% 2017	1,085	1,161
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center), Series 2007, 5.00% 2016	2,000	2,236
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Ref. Series 2008-A-3, 5.00% 2016	1,500	1,689
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2016	1,995	2,328
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2017	2,000	2,352
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2009-B, 5.00% 2018	1,275	1,505
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
Series 2001-B, 6.00% 2022 (preref. 2012)	1,145	1,179
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Ref. Bonds, Series 2008, 5.00% 2018	2,980	2,983
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	8,000	9,437
York County, Pollution Control Rev. Ref. Bonds (North Carolina Electric Membership Corp. Project),
Series 2000-B-2, 0.75% 2024 (put 2011)	1,000	1,000
		25,870

TENNESSEE — 0.95%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2006-1, AMT, 5.75% 2036	850	891
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	1,000	1,088
City of Memphis, Electric System Rev. Ref. Bonds, Series 2010, 5.00% 2016	3,000	3,555
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2008-A, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	3,000	3,309
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.00% 2017	5,000	5,523
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.375% 2018	6,590	7,361
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2015	2,000	2,144
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	1,875	2,008
		25,879

TEXAS — 9.61%
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds (Educational Fac. Project - Round Rock Campus),
Series 2008, 5.25% 2017	1,500	1,771
City of Austin (Travis and Williamson Counties), Public Improvement Ref. Bonds, Series 2008, 5.00% 2018	2,500	2,944
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds, Series 2009, 5.00% 2018	1,500	1,796
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2017	2,665	3,090
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2018	3,015	3,503
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	2,235	2,591
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	2,000	2,351
Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds (Conjunctive Use Groundwater Supply Project),
Series 2005, AMBAC insured, 5.00% 2014	2,045	2,290
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2005, FGIC-National insured, 0%/4.20% 20152	1,700	1,490
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2020	1,000	1,101
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2015	1,025	1,201
Clint Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds, Series 2006, 5.00% 2016	1,080	1,280
Corpus Christi Independent School Dist., Unlimited Tax School Building Bonds (Nueces County),
Series 2009, 5.00% 2019	2,070	2,445
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2016	1,315	1,543
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), G.O. Bonds, Series 2005, 5.00% 2014	2,590	2,932
City of Dallas, G.O. Limited Bonds, 5.00% 2018	1,080	1,265
City of Dallas (Dallas, Denton, Collin and Rockwall Counties), Waterworks and Sewer System Rev. Ref. Bonds,
Series 2005, 5.00% 2015	955	1,057
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	4,420	5,284
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2018	1,000	1,199
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2016	2,000	2,379
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	1,000	1,196
Dallas County Community College Dist. (Dallas County), G.O. Ref. and Improvement Bonds, Series 2008, 5.00% 2018	5,690	6,795
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2016	2,000	2,313
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2017	5,000	5,781
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2009-A, 5.00% 2018	1,000	1,157
Donna Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,000	1,132
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,182
G.O. Bonds (Veterans’ Housing Assistance Program), Fund II Series 2001-A-1, AMT, 4.85% 2014	1,215	1,250
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009, Subseries 2009-A, 5.00% 2019	1,000	1,178
Transportation Commission, G.O. Bonds, Series 2005-A, 5.00% 2013	4,250	4,691
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	4,000	4,729
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2020	4,000	4,642
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Methodist Hospital System), Series 2008-B, 5.25% 2017	3,500	4,041
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2009-B-2, 5.00% 2041 (put 2013)	4,000	4,394
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2011	1,500	1,554
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2012	1,750	1,858
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2013	1,000	1,078
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2014	1,500	1,639
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2001-A, 5.50% 2011	1,000	1,014
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2011	770	779
Harris County Health Facs. Dev. Corp., Rev. Bonds (St. Luke’s Episcopal Hospital), Series 2002, 5.00% 2012	810	847
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds (Deer Park Refining Limited Partnership Project),
Series 2006, 4.70% 2018	2,000	2,137
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2009-A, 5.00% 2017	3,990	4,738
Harris County, Tax and Rev. Ref. Bonds, Series 2004-B, Assured Guaranty Municipal insured, 5.00% 2032 (put 2012)	5,000	5,373
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2017	1,100	1,297
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2020	1,255	1,457
Harris County, Toll Road Rev. Ref. Bonds, Series 2007-A, National insured, 4.50% 2020	2,000	2,188
Harris County, Toll Road Rev. Ref. Bonds, Series 2010-A, 2.00% 2021 (put 2011)1	7,000	7,091
Harris County, Toll Road Unlimited Tax and Rev. Ref. Bonds, Series 2007-C, 5.00% 2016	5,000	5,928
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	1,750	1,898
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2016	2,100	2,428
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2017	1,600	1,855
City of Houston, Airport System Rev. and Ref. Bonds, Series 2009-A, 5.00% 2019	1,500	1,712
City of Houston, Airport System Rev. Bonds, Series 1998-B, AMT, FGIC-National insured, 5.25% 2012	915	918
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2017	1,000	1,151
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2010-C, 5.00% 2018	3,500	4,169
City of Houston, Public Improvement Ref. Bonds, Series 2009-A, 5.00% 2020	2,500	2,882
Houston Independent School Dist. (Harris County), Limited Tax Schoolhouse Bonds, Series 2008, 5.00% 2018	1,500	1,756
Port of Houston Auth. of Harris County, Unlimited Tax Forward Ref. Bonds,
Series 2006-A, AMT, National insured, 5.00% 2015	1,530	1,741
Katy Independent School Dist. (Fort Bend, Harris and Waller Counties), Unlimited Tax School Building Bonds,
Series 2002-A, 5.25% 2011	1,000	1,015
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds, Series 2009, 5.00% 2018	1,000	1,195
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax Ref. Bonds, Series 2010, 5.00% 2020	5,890	7,052
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2008, AMT, 6.00% 2020 (put 2013)	3,500	3,799
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.00% 2015	3,500	3,738
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	1,500	1,604
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 0.896% 20171	2,170	2,054
North Texas Tollway Auth., Dallas North Tollway System Rev. Bonds, Series 2005-C, 5.00% 2019	2,000	2,243
North Texas Tollway Auth., System Rev. Bonds, Series 2009-A, 5.00% 2013	1,000	1,076
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	3,000	3,470
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2019	5,000	5,859
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E, Subseries 2008-E-3, 5.75% 2038 (put 2016)	9,850	11,376
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds, Series 2008-A, 5.00% 2017	1,000	1,185
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2017	1,000	1,083
City of San Antonio, Airport System Rev. Improvement Bonds, Series 2007, AMT,
Assured Guaranty Municipal insured, 5.00% 2016	1,000	1,122
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Improvement Bonds,
Series 2007, AMT, Assured Guaranty Municipal insured, 5.00% 2016	2,015	2,238
City of San Antonio, Electric and Gas Systems Rev. and Ref. Bonds, New Series 2007, 5.00% 2018	4,000	4,662
City of San Antonio, Electric and Gas Systems Rev. Bonds, New Series 2006-A, 5.00% 2015	1,000	1,158
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2008-A, 5.50% 2015	2,000	2,356
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-D, 5.00% 2017	2,000	2,369
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014	1,485	1,691
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series A, 5.25% 2014 (escrowed to maturity)	15	17
City of San Antonio, General Improvement and Ref. Bonds, Series 2005, 5.25% 2015	3,000	3,512
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011	985	1,020
City of San Antonio, General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011 (escrowed to maturity)	50	52
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2016	1,000	1,110
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds, Series 2007-A, 5.00% 2017	1,000	1,107
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Scott and White Memorial Hospital and Scott,
Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2017	1,500	1,648
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2015	1,170	1,264
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement Services, Inc. Project),
Series 2007, 5.00% 2016	1,280	1,372
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 4.50% 2022	500	520
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2020	1,710	1,994
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	2,500	2,941
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2014	1,000	1,133
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2022	1,500	1,738
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2009-12, 5.00% 2020	3,000	3,496
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2015	1,355	1,432
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2015	1,000	1,165
Transportation Commission, State Highway Fund Rev. Bonds, Series 2007, 5.00% 2017	2,500	2,979
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2017	1,060	1,249
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2018	1,000	1,182
Board of Regents of the University of Houston System, Consolidated Rev. and Ref. Bonds, Series 2009, 5.00% 2020	2,200	2,564
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2018	1,000	1,187
Board of Regents of the University of Texas System, Rev. Fncg. System Bonds, Series 2008-A, 5.25% 2019	2,000	2,395
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2015	6,670	7,912
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System),
Series 2003, National insured, 5.00% 2011 (escrowed to maturity)	3,715	3,861
Weslaco Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	2,360	2,736
		261,412

UTAH — 0.49%
Housing Corp., Single-family Mortgage Bonds, Series 2002-C-2, Class III, AMT, 5.25% 2018	710	726
Housing Corp., Single-family Mortgage Bonds, Series 2002-D-2, Class III, AMT, 5.00% 2018	375	382
Housing Corp., Single-family Mortgage Bonds, Series 2002-E-2, Class III, AMT, 4.95% 2019	205	206
Housing Corp., Single-family Mortgage Bonds, Series 2007-A-1, Class III, AMT, 4.625% 2027	950	946
Housing Fin. Agcy., Single-family Mortgage Bonds (Federally Insured or Guaranteed Mortgage Loans),
1998 Issue D-2, AMT, 5.25% 2012	10	10
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1998-E-1, AMT, 5.25% 2012	10	10
Intermountain Power Agcy., Subordinated Power Supply, Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	4,000	4,594
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2019	5,250	6,387
		13,261

VIRGINIA — 0.49%
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.),
Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,054
Fairfax County Econ. Dev. Auth., Resource Recovery Rev. Ref. Bonds, Series A, AMT, AMBAC insured, 6.10% 2011	2,000	2,027
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2011	1,500	1,543
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,064
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT,
Assured Guaranty Municipal insured, 5.50% 2014	2,735	3,109
Public Building Auth., Public Facs. Rev. Bonds, Series 2008-B, 5.00% 2014	1,525	1,752
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-C, 5.00% 2015	1,750	2,054
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019 (preref. 2012)	755	781
		13,384

VIRGIN ISLANDS — 0.28%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,000	3,336
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	3,745	4,130
		7,466

WASHINGTON — 2.81%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	7,445	8,951
Public Utility Dist. No. 1 of Clark County, Electric System Rev. and Ref. Bonds,
Series 2007, FGIC-National insured, 5.00% 2017	2,000	2,313
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2023	1,000	1,096
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2007-C, 5.00% 2017	3,000	3,575
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2009-A, 5.25% 2018	3,000	3,639
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2010-A, 5.00% 2017	6,000	7,150
G.O. Bonds and Motor Vehicle Fuel Tax G.O. Bonds, Series 1992-B and AT-7, 6.40% 2017	9,400	11,505
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2020	1,500	1,677
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	2,500	2,917
Health Care Facs. Auth., Rev. Bonds (Kadlec Medical Center), Series 2006-A, Assured Guaranty insured, 5.00% 2013	915	1,004
Health Care Facs. Auth., Rev. Ref. Bonds (Seattle Children’s Hospital), Series 2010-B, 5.00% 2021	1,235	1,389
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2016	1,015	1,141
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2018	2,235	2,513
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2019	2,350	2,632
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2010-A, 5.00% 2018	1,000	1,124
King County, Public Hospital Dist. No. 1, Limited Tax G.O. and Ref. Bonds,
Series 2008-A, Assured Guaranty insured, 5.00% 2016	2,595	3,015
King County, Sewer Rev. Ref. Bonds, Series 1999-B, Assured Guaranty Municipal insured, 5.25% 2011	1,895	1,911
North Kitsap School Dist. No. 400, Kitsap County, Unlimited Tax G.O. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2013	1,000	1,125
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,500	1,755
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2019	2,000	2,418
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2010-B, 5.00% 2021	2,000	2,339
Housing Auth. of the City of Seattle, Capital Fund Program Rev. Bonds (High Rise Rehabilitation Program – Phase III),
Series 2007, AMT, Assured Guaranty Municipal insured, 4.55% 2017	1,585	1,698
Port of Seattle, Rev. Ref. Bonds, Series 2010-C, AMT, 5.00% 2016	2,000	2,213
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	2,000	2,216
Public Utility Dist. No. 1 of Snohomish County, Generation System Rev. Ref. Bonds,
Series 2002-B, Assured Guaranty Municipal insured, 5.25% 2011	2,000	2,108
Snohomish County, Limited Tax G.O. Ref. Bonds, Series 2005-B, FGIC-National insured, 5.00% 2014	1,115	1,282
City of Spokane, Regional Solid Waste Management System, Rev. Ref. Bonds, Series 2001, AMBAC insured, 5.25% 2011	1,650	1,727
		76,433

WISCONSIN — 1.35%
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 5.75% 2012 (escrowed to maturity)	3,000	3,249
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds, 6.125% 2027 (preref. 2012)	550	586
Clean Water Rev. Ref. Bonds, Series 2004-2, National insured, 5.00% 2020	3,000	3,298
City of Franklin, Regional Solid Waste Fin. Commission, Demand Solid Waste Disposal Rev. Bonds
(Waste Management of Wisconsin, Inc. Project), Series 2003-A, AMT, 4.95% 2016	3,500	3,698
G.O. Bonds, Series 2008-D, 5.00% 2017	2,500	2,974
G.O. Ref. Bonds, Series 2005-1, National insured, 5.00% 2017	2,500	2,839
General Fund Annual Appropriation Bonds, Series 2009-A, 5.00% 2018	2,000	2,346
Health and Educational Facs. Auth., Rev. and Ref. Bonds (Wheaton Franciscan Services, Inc. System),
Series 2002, 6.00% 2016 (preref. 2012)	1,230	1,329
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-A, 5.25% 2017	2,000	2,240
Health and Educational Facs. Auth., Rev. Bonds (Thedacare, Inc.), Series 2009-B, 5.00% 2017	2,000	2,198
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Services, Inc. System), Series 2003-A, 5.00% 2012	2,065	2,153
Milwaukee County, Airport Rev. Bonds, Series 2010-B, AMT, 5.00% 2017	1,250	1,376
Milwaukee County, Airport Rev. Bonds, Series 2010-B, AMT, 5.00% 2018	1,500	1,638
Milwaukee County, Airport Rev. Bonds, Series 2010-B, AMT, 5.00% 2020	1,500	1,599
Village of Weston, Pollution Control Rev. Ref. Bonds (Wisconsin Public Service Corp. Projects), Series 2006, 3.95% 2013	5,000	5,270
		36,793

MULTI-STATE — 0.24%
MuniMae TE Bond Subsidiary, LLC, Series A-2, AMT, 4.90% cumulative preferred (undated)3	2,000	1,640
MuniMae TE Bond Subsidiary, LLC, Series A-3, AMT, 4.95% cumulative preferred (undated)3	6,000	4,920
		6,560

Total bonds & notes (cost: $2,387,457,000)		2,525,283

Short-term securities — 6.07%

California Infrastructure and Econ. Dev. Bank, Rev. Bonds (Asian Art Museum Foundation of San Francisco), 0.35% 20341	200	200
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series C-4, 0.28% 20371	1,600	1,600
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-6, 0.28% 20251	1,500	1,500
Colorado Educational and Cultural Facs. Auth., Rev. Bonds (National Jewish Federation Bond Program),
Series A-1, 0.28% 20331	950	950
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
Series A-13, 0.40% 20381	430	430
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds (National Jewish Federation Bond Program),
0.28% 20351	2,300	2,300
State of Connecticut Health and Educational Facs. Auth., Rev. Bonds (Greater Hartford YMCA Issue),
Series B, 0.38% 20381	5,700	5,700
State of Florida, Broward County Educational Facs. Auth., Educational Facs. Rev. Bonds (Nova Southeastern
University Project), Series 2008-A, 0.31% 20381	1,400	1,400
State of Florida, Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-B, 0.27% 20331	900	900
Florida Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds,
Series 2008-C, 0.28% 20351	1,100	1,100
State of Idaho, Tax Anticipation Notes, Series 2010, 2.00% 6/30/2011	6,000	6,069
Illinois Fin. Auth., Demand Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-B, 0.27% 20481	1,200	1,200
City of Quincy, Adams County, Illinois, Demand Rev. Ref. Bonds (Blessing Hospital), Series 2008, 0.28% 20291	3,500	3,500
Indiana Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-4, 0.29% 20391	1,800	1,800
Indiana Fin. Auth., Industrial Dev. Rev. Bonds (Republic Services, Inc. Project), Series 2005, 0.27% 20351	1,000	1,000
Iowa Fin. Auth., Demand Health Facs. Rev. Bonds (Iowa Health System), Series 2009-B, 0.27% 20351	2,500	2,500
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-B-2, 0.27% 20381	1,500	1,500
County of Trimble, Kentucky, Association of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, 0.27% 20381	1,630	1,630
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.32% 20261	2,400	2,400
Commonwealth of Massachusetts, G.O. Rev. Anticipation Notes, Series 2010-A, 2.00% 4/28/2011	20,000	20,173
Commonwealth of Massachusetts, G.O. Rev. Anticipation Notes, Series 2010-C, 2.00% 6/23/2011	15,000	15,169
Michigan Fin. Auth., State Aid Rev. Notes, Series 2010-D-3, 2.00% 8/22/2011	6,000	6,080
New Hampshire Health and Education Facs. Auth., Rev. Bonds (Dartmouth College Issue), Series 2007-A, 0.28% 20311	675	675
State of New Jersey, Tax and Rev. Anticipation Notes, Series Fiscal 2011-A, 2.00% 6/23/2011	6,000	6,066
Trust for Cultural Resources of the City of New York, New York, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.),
Series 2008-A-1, 0.29% 20351	900	900
North Carolina Medical Care Commission, Demand Hospital Rev. Bonds (Randolph Hospital), Series 2007, 0.33% 20371	1,935	1,935
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.29% 20441	600	600
State of Oregon, G.O. Veterans’ Welfare Bonds, Series 89-B, AMT, 0.27% 20381	2,000	2,000
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2010-A, 2.00% 6/30/2011	13,000	13,150
State of Rhode Island and Providence Plantations, G.O. Tax Anticipation Notes, Fiscal Year 2011, 2.00% 6/30/2011	10,000	10,105
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, 0.30% 20341	1,145	1,145
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2008, 0.30% 20381	1,200	1,200
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Bonds (Dallas Center for the
Performing Arts Foundation, Inc. Project), Series 2008-B, 0.27% 20411	1,800	1,800
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Methodist Hospitals of Dallas Project),
Series 2008-A, 0.27% 20411	1,080	1,080
Brazos River Harbor Navigation Dist. of Brazoria County, Texas, Environmental Facs. Rev. Bonds
(Merey Sweeny, L.P. Project), Series 2001-A, AMT, 0.30% 20211	2,300	2,300
State of Texas, Tax and Rev. Anticipation Notes, Series 2010, 2.00% 8/31/2011	30,000	30,423
State of Virginia, Norfolk Redev. and Housing Auth., Demand Rev. and Ref. Bonds (Old Dominion University
Real Estate Foundation Student Housing, LLC University Village Student Housing Project), Series 2008, 0.33% 20331	1,300	1,300
Industrial Dev. Auth. of Fairfax County, Virginia, Health Care Rev. Bonds (Inova Health System Project),
Series 2005-A-2, 0.27% 20351	200	200
Washington Health Care Facs. Auth., Rev. Bonds (Fred Hutchinson Cancer Research Center),
Series 2009-B, 0.27% 20291	1,100	1,100
State of Wisconsin, Operating Notes of 2010, 2.00% 6/15/2011	10,000	10,104

Total short-term securities (cost: $165,127,000)		165,184

Total investment securities (cost: $2,552,584,000)		2,690,467
Other assets less liabilities		29,094

Net assets		$2,719,561

1Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
2Step bond; coupon rate will increase at a later date.
3Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $7,072,000, which represented .26% of the net assets of the fund.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At October 31, 2010, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$143,529
Gross unrealized depreciation on investment securities	(5,337)
Net unrealized appreciation on investment securities	138,192
Cost of investment securities for federal income tax purposes	2,552,275

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s summary prospectus and prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-943-1210O-S25546

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LIMITED TERM TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Brenda S. Ellerin
Brenda S. Ellerin, President and Principal Executive Officer

Date: December 29, 2010

By /s/ M. Susan Gupton
M. Susan Gupton, Treasurer and Principal Financial Officer

Date: December 29, 2010